Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Asset Allocation Portfolio (Prospectus Summary): | Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Asset Allocation Portfolio
Supplement Text	ck0000726735_SupplementTextBlock

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Asset Allocation Portfolio. In the Portfolio Summary , under Principal Risks of Investing in the Portfolio , the following risk is added:

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investment Company Risk. The risks of the Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.